Capital Management	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Capital Management
CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2017 and 2016, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2017	2016
Long-term debt payable within one year	752	602
Short-term notes payable	926	469
Bank indebtedness	3	—
Less: cash and cash equivalents	—	(48)
	1,681	1,023

Long-term debt	9,315	10,078
Preferred shares	486	—
Common shares	4,856	5,391
Retained earnings	5,183	4,487
Total capital	21,521	20,979

Hydro One and HOSSM have customary covenants typically associated with long-term debt. Hydro One’s long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2017, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.